FINANCIAL RISK MANAGEMENT OBJECTIVES - Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Each Foreign Currency Exchange Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
5% increase in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	5.00%	5.00%
Change in profit before tax due to change of foreign currency exchange rates	$ (776)	$ 22
5% increase in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(269)	(1,303)
5% increase in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	4	11
5% increase in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	16	42
5% increase in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	44	30
5% increase in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 0	$ 0
5% decrease in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	(5.00%)	(5.00%)
Change in profit before tax due to change of foreign currency exchange rates	$ 776	$ (22)
5% decrease in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	269	1,303
5% decrease in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(4)	(11)
5% decrease in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(16)	(42)
5% decrease in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(44)	(30)
5% decrease in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 0	$ 0